Selling, general and administrative expense and Key Management Compensation (Tables)	12 Months Ended
Jun. 30, 2018
Selling general and administrative expense and Key Management Compensation [Abstract]
Disclosure of general and administrative expense [text block]
Selling, general and administrative expense includes the following items:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Audit fee of the Company	333	359	430
Audit of annual financial statements of the subsidiaries and associates	317	291	342
Other professional service fees	4,643	7,686	6,451
Donations	4	2	-
Bad debt expense, net of reversals	1,355	2,979	994
Marketing expenses	6,786	6,469	6,356
Motor vehicle costs	5,783	5,281	4,711
Employee benefit expense	124,264	126,685	117,691
Directors' fees	71	168	420
Depreciation & amortization	9,845	7,856	6,412
Rental and operating lease costs	21,485	20,993	17,763
Travel and entertainment	6,487	5,981	6,158
Communication	4,785	4,935	4,890
IT expense	5,934	5,340	5,685
Class Action settlement fee	-	1,300	-
Holiday Act expense (Note 23)	5,857	-	-
Insurance claim	(567)	(550)	-
Impairment of tangible, other intangible and other investments	3,413	-	-
Other general expense	25,583	18,284	13,839
	226,378	214,059	192,142

Disclosure of information about key management personnel [text block]
Key management compensation during the periods presented:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Short-term employee benefits	6,872	8,256	6,765
Share-based payments	1,885	1,885	1,476
	8,757	10,141	8,241